SHAREHOLDERS' EQUITY - Stock Option Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) year $ / shares	Dec. 31, 2020 CAD ($) year USD ($)	Dec. 31, 2019 CAD ($) year $ / shares	Dec. 31, 2019 CAD ($) year USD ($)
Share Capital, Reserves, And Other Equity Interest [Abstract]
Risk-free interest rate	0.00%	0.00%	1.60%	1.60%
Expected volatility	0.00%	0.00%	30.00%	30.00%
Dividend yield	0.00%	0.00%	2.10%	2.10%
Expected option life (years) | year	0	0	5	5
Weighted average fair value per option granted (in Canadian dollars)	$ 0	$ 0	$ 5.98	$ 5.98
Share options granted (in Canadian dollar per share)		$ 0		$ 37.80
Weighted average share price | $ / shares	$ 0		$ 37.37